Payables and other current liabilities - Disclosure of breakdown of trade and other payables (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	€ 34,046	€ 30,748
Accrued invoices	22,480	13,049
Other	0	26
Trade payables and other current liabilities	€ 56,525	€ 43,824